Cash and Cash Equivalents - Schedules of Cash and Cash Equivalents (Details) ¥ in Thousands, Rp in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 CNY (¥)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 122,801	$ 17,804		¥ 240,351			¥ 494,475
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents		55,389	Rp 455		$ 102,565	Rp 16,859
China | Non VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	4,730	$ 0		11,570	$ 89,494
China | VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	32,147			19,783
RMB [Member] | Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 30,080			¥ 80